Pensions and other post-retirement benefits- Change in the present value of defined benefit obligations (including unfunded obligations) (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of operating segments [line items]
Opening net defined benefit asset/(liability)	£ 715	£ (953)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(223)	(175)	£ (178)
Interest cost	2	(38)	(23)
Past service (cost)/credit – redundancies	(1)	1	0
Special termination benefit cost – redundancies	(9)	(5)	(2)
Past service cost – augmentations	(1)	0	0
Exchange adjustments	7	186	(97)
Acquisition of WPD	566	0
Reclassification to held for sale	(720)	49
Closing net defined benefit asset/(liability)	3,075	715	(953)
UK | Pensions
Disclosure of operating segments [line items]
Opening net defined benefit asset/(liability)	1,035	1,520
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(83)	(28)	(33)
Interest cost	7	38	31
Past service (cost)/credit – redundancies	(1)	1	0
Special termination benefit cost – redundancies	(9)	(5)	(2)
Past service cost – augmentations	(1)	0	0
Exchange adjustments	0	0	0
Acquisition of WPD	566	0
Reclassification to held for sale	(664)	0
Closing net defined benefit asset/(liability)	2,590	1,035	1,520
US | Pensions
Disclosure of operating segments [line items]
Opening net defined benefit asset/(liability)	(22)	(1,113)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(101)	(104)	(100)
Interest cost	0	(35)	(21)
Past service (cost)/credit – redundancies	0	0	0
Special termination benefit cost – redundancies	0	0	0
Past service cost – augmentations	0	0	0
Exchange adjustments	11	83	(42)
Acquisition of WPD	0	0
Reclassification to held for sale	(45)	27
Closing net defined benefit asset/(liability)	484	(22)	(1,113)
US | Other post-retirement benefits
Disclosure of operating segments [line items]
Opening net defined benefit asset/(liability)	(298)	(1,360)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(39)	(43)	(45)
Interest cost	(5)	(41)	(33)
Past service (cost)/credit – redundancies	0	0	0
Special termination benefit cost – redundancies	0	0	0
Past service cost – augmentations	0	0	0
Exchange adjustments	(4)	103	(55)
Acquisition of WPD	0	0
Reclassification to held for sale	(11)	22
Closing net defined benefit asset/(liability)	1	(298)	(1,360)
Present value of defined benefit obligation
Disclosure of operating segments [line items]
Opening net defined benefit asset/(liability)	(23,607)	(24,626)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(223)	(175)
Interest cost	(428)	(651)
Actuarial (losses)/gains – experience	(544)	123
Actuarial gains/(losses) – demographic assumptions	304	(1)
Actuarial gains/(losses) – financial assumptions	1,908	(1,268)
Past service (cost)/credit – redundancies	(1)	1
Special termination benefit cost – redundancies	(9)	(5)
Past service cost – augmentations	(1)	0
Medicare subsidy received	(24)	(25)
Employee contributions	(8)	(1)
Benefits paid	1,481	1,246
Exchange adjustments	(467)	1,166
Acquisition of WPD	(7,096)	0
Reclassification to held for sale	4,848	609
Closing net defined benefit asset/(liability)	(23,867)	(23,607)	(24,626)
Present value of defined benefit obligation | UK | Pensions
Disclosure of operating segments [line items]
Opening net defined benefit asset/(liability)	(13,645)	(12,844)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(83)	(28)
Interest cost	(88)	(296)
Actuarial (losses)/gains – experience	(627)	(21)
Actuarial gains/(losses) – demographic assumptions	133	(1)
Actuarial gains/(losses) – financial assumptions	1,387	(1,181)
Past service (cost)/credit – redundancies	(1)	1
Special termination benefit cost – redundancies	(9)	(5)
Past service cost – augmentations	(1)	0
Medicare subsidy received	0	0
Employee contributions	(8)	(1)
Benefits paid	919	731
Exchange adjustments	0	0
Acquisition of WPD	(7,096)	0
Reclassification to held for sale	4,844	0
Closing net defined benefit asset/(liability)	(14,275)	(13,645)	(12,844)
Present value of defined benefit obligation | US | Pensions
Disclosure of operating segments [line items]
Opening net defined benefit asset/(liability)	(6,931)	(8,085)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(101)	(104)
Interest cost	(240)	(243)
Actuarial (losses)/gains – experience	(24)	(72)
Actuarial gains/(losses) – demographic assumptions	100	0
Actuarial gains/(losses) – financial assumptions	329	(62)
Past service (cost)/credit – redundancies	0	0
Special termination benefit cost – redundancies	0	0
Past service cost – augmentations	0	0
Medicare subsidy received	0	0
Employee contributions	0	0
Benefits paid	403	371
Exchange adjustments	(327)	804
Acquisition of WPD	0	0
Reclassification to held for sale	12	460
Closing net defined benefit asset/(liability)	(6,779)	(6,931)	(8,085)
Present value of defined benefit obligation | US | Other post-retirement benefits
Disclosure of operating segments [line items]
Opening net defined benefit asset/(liability)	(3,031)	(3,697)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(39)	(43)
Interest cost	(100)	(112)
Actuarial (losses)/gains – experience	107	216
Actuarial gains/(losses) – demographic assumptions	71	0
Actuarial gains/(losses) – financial assumptions	192	(25)
Past service (cost)/credit – redundancies	0	0
Special termination benefit cost – redundancies	0	0
Past service cost – augmentations	0	0
Medicare subsidy received	(24)	(25)
Employee contributions	0	0
Benefits paid	159	144
Exchange adjustments	(140)	362
Acquisition of WPD	0	0
Reclassification to held for sale	(8)	149
Closing net defined benefit asset/(liability)	£ (2,813)	£ (3,031)	£ (3,697)